Prepayments (Tables)	6 Months Ended
Dec. 31, 2023
Prepayments
Schedule of prepayments

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Prepayment for construction of a new headquarters building (Note 28(b))	200,861	—	—
Others	821	—	—
Total	201,682	—	—